UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
  Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 97.5%
Banks: 1.2%
10,500	SunTrust Banks, Inc.	$580,650
Capital Goods: 8.0%
4,600	Acuity Brands, Inc.	938,400
11,200	Illinois Tool Works, Inc.	1,483,664
9,500	Rockwell Automation, Inc.	1,479,245
		3,901,309
Consumer Services: 2.3%
8,700	McDonald's Corp.	1,127,607
Diversified Financials: 4.3%
7,400	CME Group, Inc.	879,120
20,000	Intercontinental Exchange, Inc.	1,197,400
		2,076,520
Energy: 3.6%
5,000	Chevron Corp.	536,850
15,200	Schlumberger Ltd.	1,187,120
		1,723,970
Food & Staples Retailing: 2.4%
7,000	Costco Wholesale Corp.	1,173,830
Food, Beverage & Tobacco: 2.5%
11,000	PepsiCo, Inc.	1,230,460
Health Care Equipment & Services: 5.0%
8,500	Stryker Corp.	1,119,025
8,000	UnitedHealth Group, Inc.	1,312,080
		2,431,105
Household & Personal Products: 7.0%
9,000	The Clorox Co.	1,213,470
15,300	Colgate-Palmolive Co.	1,119,807
12,800	Estée Lauder Companies, Inc. - Class A	1,085,312
		3,418,589
Materials: 4.8%
9,300	Ecolab, Inc.	1,165,662
11,300	PPG Industries, Inc.	1,187,404
		2,353,066
Media: 2.7%
11,750	The Walt Disney Co.	1,332,333
Pharmaceuticals, Biotechnology & Life Sciences: 7.8%
10,000	Celgene Corp. *	1,244,300
19,900	Merck & Co., Inc.	1,264,446
8,200	Thermo Fisher Scientific, Inc.	1,259,520
		3,768,266
Real Estate: 2.4%
12,400	Crown Castle International Corp. - REIT	1,171,180
Retailing: 9.6%
1,000	Amazon.com, Inc. *	886,540
9,700	The Home Depot, Inc.	1,424,251
4,200	O'Reilly Automotive, Inc. *	1,133,328
15,100	The TJX Companies, Inc.	1,194,108
		4,638,227

Semiconductors & Semiconductor Equipment: 3.1%
18,600	Analog Devices, Inc.	1,524,270
Software & Services: 24.2%
10,800	Accenture PLC	1,294,704
12,200	Adobe Systems, Inc. *	1,587,586
14,200	Akamai Technologies, Inc. *	847,740
975	Alphabet, Inc. - Class A *	826,605
777	Alphabet, Inc. - Class C *	644,568
9,400	Check Point Software Technologies Ltd. *	965,004
15,300	Electronic Arts, Inc. *	1,369,656
10,300	Facebook, Inc. *	1,463,115
28,500	Paypal Holdings, Inc. *	1,226,070
17,000	Visa, Inc.	1,510,790
		11,735,838
Technology Hardware & Equipment: 3.9%
13,000	Apple, Inc.	1,867,580
Transportation: 2.7%
17,500	Canadian National Railway Co.	1,293,775
TOTAL COMMON STOCKS
(Cost $34,831,731)		47,348,575

SHORT-TERM INVESTMENTS: 2.5%
Money Market Funds: 2.5%
1,203,919	Invesco Short-Term Treasury Portfolio - Institutional Class, 0.590%(1)	1,203,919
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,203,919)		1,203,919
TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $36,035,650)		48,552,494
Other Assets in Excess of Liabilities: 0.0%		7,308
TOTAL NET ASSETS: 100.0%		$48,559,802

REIT	Real Estate Investment Trust
*	Non-income producing security
(1)	Seven-day yield as of March 31, 2017

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments	$36,035,650

Gross unrealized appreciation	13,064,817
Gross unrealized depreciation	(547,973)
Net unrealized appreciation	$12,516,844

+Because tax adjustments are calculated annually at the end of the Congress Large Cap Growth Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Congress Large Cap Growth Fund
Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$47,348,575	$-	$-	$47,348,575
Short-Term Investments	1,203,919	-	-	1,203,919
Total Investments	$48,552,494	$-	$-	$48,552,494

The basis for recognizing transfers is at the end of the period in which transfers accur. The Fund had no transfers into or out of Levels 1, 2, or 3 for the period ended March 31, 2017.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 97.2%
Automobiles & Components: 2.6%
230,000	Dorman Products, Inc. *	$18,889,900
Banks: 2.5%
120,000	Signature Bank *	17,806,800
Capital Goods: 12.2%
85,000	Acuity Brands, Inc.	17,340,000
105,000	Lennox International Inc.	17,566,500
525,000	Masco Corp.	17,844,750
125,000	The Middleby Corp. *	17,056,250
105,000	Snap-on, Inc.	17,710,350
		87,517,850
Commercial & Professional Services: 7.6%
150,000	Cintas Corp.	18,981,000
135,000	Equifax Inc.	18,459,900
350,000	Robert Half International Inc.	17,090,500
		54,531,400
Consumer Durables & Apparel: 6.4%
200,000	Carter's, Inc.	17,960,000
450,000	G-III Apparel Group, Ltd. *	9,850,500
180,000	Hasbro, Inc.	17,967,600
		45,778,100
Consumer Services: 2.5%
400,000	Texas Roadhouse, Inc.	17,812,000
Diversified Financials: 4.9%
100,000	FactSet Research Systems Inc.	16,491,000
240,000	Raymond James Financial, Inc.	18,302,400
		34,793,400
Energy: 2.6%
160,000	Core Laboratories N.V.	18,483,200
Food, Beverage & Tobacco: 1.2%
225,000	The Hain Celestial Group, Inc. *	8,370,000
Health Care Equipment & Services: 7.5%
90,000	The Cooper Companies, Inc.	17,990,100
105,000	Henry Schein Inc. *	17,846,850
245,000	ResMed Inc.	17,632,650
		53,469,600
Household & Personal Products: 2.4%
350,000	Church & Dwight Co., Inc.	17,454,500
Materials: 2.5%
135,000	International Flavors & Fragrances Inc.	17,891,550
Media: 2.4%
220,000	Scripps Networks Interactive, Inc. - Class A	17,241,400

Pharmaceuticals, Biotechnology & Life Sciences: 6.9%
350,000	Cambrex Corp. *	19,267,500
37,500	Mettler-Toledo International Inc. *	17,959,125
190,000	PAREXEL International Corp. *	11,990,900
		49,217,525
Real Estate: 2.4%
215,000	Camden Property Trust - REIT	17,298,900

Retailing: 5.0%
240,000	Foot Locker, Inc.	17,954,400
150,000	Pool Corp.	17,899,500
		35,853,900
Semiconductors & Semiconductor Equipment: 2.6%
200,000	Monolithic Power Systems, Inc.	18,420,000
Software & Services: 9.9%
750,000	Genpact Ltd	18,570,000
185,000	Jack Henry & Associates, Inc.	17,223,500
325,000	Manhattan Associates, Inc. *	16,916,250
250,000	Synopsys, Inc. *	18,032,500
		70,742,250
Technology Hardware & Equipment: 10.6%
250,000	Cognex Corp.	20,987,500
125,000	F5 Networks, Inc. *	17,821,250
425,000	Fabrinet *	17,862,750
160,000	IPG Photonics Corp. *	19,312,000
		75,983,500
Transportation: 2.5%
195,000	J.B. Hunt Transport Services, Inc.	17,889,300
TOTAL COMMON STOCKS
(Cost $588,588,404)		695,445,075

SHORT-TERM INVESTMENTS: 3.2%
Money Market Funds: 3.2%
23,099,732	Invesco Short-Term Treasury Portfolio - Institutional Class, 0.590%(1)	23,099,732
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,099,732)		23,099,732
TOTAL INVESTMENTS IN SECURITIES: 100.4%
(Cost $611,688,136)		718,544,807
Liabilities in Excess of Other Assets: (0.4)%		(2,591,109)
TOTAL NET ASSETS: 100.0%		$715,953,698

REIT	Real Estate Investment Trust
*	Non-income producing security
(1)	Seven-day yield as of March 31, 2017

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments	$611,688,136

Gross unrealized appreciation	125,490,022
Gross unrealized depreciation	(18,633,351)
Net unrealized appreciation	$106,856,671

+Because tax adjustments are calculated annually at the end of the Congress Mid Cap Growth Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Congress Mid Cap Growth Fund
Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$695,445,075	$-	$-	$695,445,075
Short-Term Investments	23,099,732	-	-	23,099,732
Total Investments	$718,544,807	$-	$-	$718,544,807

The basis for recognizing transfers is at the end of the period in which transfers accur. The Fund had no transfers into or out of Levels 1, 2, or 3 for the period ended March 31, 2017.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 97.1%
Automobiles & Components: 4.1%
32,800	Volkswagen AG - ADR	$983,672
Banks: 4.1%
54,500	People's United Financial, Inc.	991,900
Capital Goods: 16.1%
65,500	Builders FirstSource, Inc. *	975,950
9,200	Carlisle Companies, Inc.	978,972
32,000	General Electric Co.	953,600
7,950	United Rentals, Inc. *	994,147
		3,902,669
Consumer Durables & Apparel: 3.9%
20,000	Newell Brands, Inc.	943,400
Consumer Services: 8.2%
11,800	Darden Restaurants, Inc.	987,306
16,600	Six Flags Entertainment Corp.	987,534
		1,974,840
Energy: 3.9%
15,850	Baker Hughes, Inc.	948,147
Health Care Equipment & Services: 8.1%
8,000	ABIOMED, Inc. *	1,001,600
5,000	Teleflex, Inc.	968,650
		1,970,250
Media: 4.1%
44,100	Regal Entertainment Group	995,778
Pharmaceuticals, Biotechnology & Life Sciences: 4.0%
18,000	Zoetis, Inc.	960,660
Real Estate: 8.6%
8,500	American Tower Corp. - REIT	1,033,090
2,650	Equinix, Inc. - REIT	1,060,981
		2,094,071
Semiconductors & Semiconductor Equipment: 7.9%
4,300	Broadcom Ltd.	941,528
9,000	NVIDIA Corp.	980,370
		1,921,898
Software & Services: 12.1%
26,700	Booz Allen Hamilton Holding Corp.	944,913
18,900	CyberArk Software Ltd. *	961,443
26,000	InterXion Holding N.V. *	1,028,560
		2,934,916
Technology Hardware & Equipment: 4.1%
21,500	NCR Corp. *	982,120

Telecommunication Services: 4.0%
29,800	Zayo Group Holdings, Inc. *	980,420
Transportation: 3.9%
6,400	Canadian Pacific Railway Ltd.	940,288
TOTAL COMMON STOCKS
(Cost $19,478,375)		23,525,029

SHORT-TERM INVESTMENTS: 5.5%
Money Market Funds: 5.5%
1,346,249	Invesco Short-Term Treasury Portfolio - Institutional Class, 0.590%(1)	1,346,249
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,346,249)		1,346,249
TOTAL INVESTMENTS IN SECURITIES: 102.6%
(Cost $20,824,624)		24,871,278
Liabilities in Excess of Other Assets: (2.6)%		(637,749)
TOTAL NET ASSETS: 100.0%		$24,233,529

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing security
(1)	Seven-day yield as of March 31, 2017

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments	$20,824,624

Gross unrealized appreciation	4,258,757
Gross unrealized depreciation	(212,103)
Net unrealized appreciation	$4,046,654

+Because tax adjustments are calculated annually at the end of the Congress All Cap Opportunity Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Congress All Cap Opportunity Fund
Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$23,525,029	$-	$-	$23,525,029
Short-Term Investments	1,346,249	-	-	1,346,249
Total Investments	$24,871,278	$-	$-	$24,871,278

The basis for recognizing transfers is at the end of the period in which transfers accur. The Fund had no transfers into or out of Levels 1, 2, or 3 for the period ended March 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date May 30, 2017

By (Signature and Title)* /s/ Aaron J. Perkovich
                                             Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date May 26, 2017

* Print the name and title of each signing officer under his or her signature.